CUSTOMERS' REFUNDABLE FEES	12 Months Ended
Dec. 31, 2015
Revenue Recognition [Abstract]
CUSTOMERS' REFUNDABLE FEES

15.	CUSTOMERS’ REFUNDABLE FEES

A roll-forward of customers’ refundable fees was as follows:

	As of December 31,
	2014	2015
	US$	US$
Balance at beginning of year	53,066	42,392
Cash received from customers during the year	475,590	392,750
Revenue recognized in earnings during the year	(229,985)	(204,282)
Remitted and payable to sales and marketing agents during the year	(98,085)	(95,212)
Refunds paid during the year	(158,022)	(73,526)
Foreign currency translation adjustments	(172)	(3,015)
Balance at end of year	42,392	59,107